3. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basic and diluted earnings per share
	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(unaudited)	(unaudited)	(unaudited)	(unaudited)

Net income	$4,360	$8,398	$4,773	$16,426
Weighted average number of common shares outstanding – Basic	23,538,919	23,538,919	23,538,919	23,538,919
Stock options	148,572	22,425	238,356	74,773
Weighted average number of common shares outstanding – Diluted	23,687,491	23,561,344	23,777,275	23,613,692
Earnings per share
Basic	$0.19	$0.36	$0.20	$0.70
Diluted	$0.18	$0.36	$0.20	$0.70